SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Nov. 26, 2013	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period, issued for cash	2,852,000
Purchase price per share	$ 7.00
Issuance of common shares, net of issuance expenses	$ 18,000
Proceeds from exercise of warrants		$ 109
Weighted average fair value of options granted		$ 5.40
Exercise of over-allotment option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period, issued for cash	372,000
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercised		226,967
Shares issued from warrants exercised		226,967